Shareholder Report, Line Graph (Details) B863500_Direxion HCM Tactical Enhanced US ETF_TF_TSR Annual {TF} - USD ($)				12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Jun. 22, 2023	Oct. 31, 2025
Direxion HCM Tactical Enhanced US ETF
Account Value [Line Items]
Line Graph and Table Measure Name				Direxion HCM Tactical Enhanced US ETF NAV
Accumulated Value	$ 13,921	$ 9,323	$ 10,000	$ 16,634
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
Accumulated Value	13,326	9,656	10,000	$ 16,185
NASDAQ-100 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				NASDAQ-100 Index
Accumulated Value	$ 13,524	$ 9,716	$ 10,000	$ 17,710